Document and Entity Information	Nov. 16, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 16, 2021
Entity Registrant Name	Alpha Capital Acquisition Co
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40080
Entity Tax Identification Number	98-1574856
Entity Address, Address Line One	1230 Avenue of the Americas
Entity Address, Address Line Two	Fl. 16
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	732
Local Phone Number	838-4533
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001836547
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	ASPC
Security Exchange Name	NASDAQ
Redeemable warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	ASPCW
Security Exchange Name	NASDAQ
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	ASPCU
Security Exchange Name	NASDAQ